Loans Receivable, Net - Summary of Financing Receivable Past Due (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Past Due [Line Items]
Total loans	¥ 2,750,808	¥ 1,842,784
Financial Asset, Not Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total	2,617,034	1,758,358
Financial Asset, Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total	133,774	84,426
0-30 days
Financing Receivable, Past Due [Line Items]
Total	31,206	22,522
31-60 days
Financing Receivable, Past Due [Line Items]
Total	21,398	14,518
Over 60 days
Financing Receivable, Past Due [Line Items]
Total	¥ 81,170	¥ 47,386